SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Operating Lease
2025	$ 150,940
2026
2027
Total lease payments	150,940
Less: imputed interest	(2,036)
Total operating lease obligations	$ 148,904	$ 319,017